Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 15. INCOME TAXES
The following table summarizes the Company’s income tax expense and effective tax rate for the three and six months ended June 30, 2021 and 2020

	For the Three Months Ended June 30,		For the Six Months Ended June 30,

	2021	2020	2021	2020

	(dollars in thousands)		(dollars in thousands)
Income before provision for income taxes	$69,982	$42,212	$134,608	$83,711
Provision for income taxes	29,102	23,274	63,650	41,168
Effective tax rate	42%	55%	47%	49%

17.	INCOME TAXES
The components of the income tax provision include:

	Year Ended December 31,
	2020	2019	2018

	(dollars in thousands)
Current	$99,338	$51,494	$22,697
Deferred	(4,887)	(908)	(546)

	$94,451	$50,586	$22,151

A reconciliation of the Federal statutory income tax rate percentage to the effective tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018

	(dollars in thousands)
Income before income taxes	$157,450	$103,680	$33,044
Federal statutory rate	21.0%	21.0%	21.0%

Theoretical tax expense	33,064	21,773	6,939
State taxes	12,406	9,477	4,366
Other	(1,666)	1,310	1,176
Tax effect of non-deductible expenses:
Nondeductible share based compensation	—	—	3,154
Section 280E permanent differences	50,646	18,026	6,517
	61,386	28,813	15,212

Tax expense	$94,451	$50,586	$22,151

Deferred income taxes consist of the following at December 31, 2020 and 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018

	(dollars in thousands)
Deferred tax assets
Lease liability	$1,219	$1,020	$—
Other deferred tax assets	7,025	969	570
Deferred tax liabilities
Right of use assets	(1,210)	(1,099)	—
Intangible assets	(26,446)	(6,144)	(3,080)
Property and equipment	(3,153)	(233)	(534)
Lease payments	(1,010)	—	—

Net deferred tax liability	$(23,575)	$(5,486)	$(3,044)

The Company has an income tax filing obligation in Canada as well, but as there is not expected to be any income for the parent Company, there is no associated tax liability related to the Canadian filing, and any deferred tax asset is not being recognized because it is unlikely the Company will generate sufficient taxable income in Canada to utilize these assets.
The impact of an uncertain income tax position taken in our income tax return is recognized at the largest amount that is more-likely-than-not
to be sustained upon audit by the relevant taxing authority. An uncertain income tax position is not recognized if it has less than a 50% likelihood of being sustained.
Uncertain tax positions of $3.9 million are recorded as other long-term liabilities in our consolidated balance sheet as of December 31, 2020 and 2019. No liability was recorded as of December 31, 2018. No interest and penalties were accrued based on the amount of estimated tax payments made through December 31, 2020.